UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Empyrean Capital Partners, LP
           ------------------------------

Address:   10250 Constellation Boulevard
           ------------------------------
           Suite 2950
           ------------------------------
           Los Angeles, California  90067
           ------------------------------


Form 13F File Number: 028-11141
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Hynes
        -------------------------------
Title:  Chief Financial Officer
        -------------------------------
Phone:  310-843-3060
        -------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Hynes                     Los Angeles, California            2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $    1,874,996
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                       SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS       CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALCON INC                    COM SHS               H01301102   92,893    568,500 SH       SOLE                   568,500      0    0
BALLY TECHNOLOGIES INC       COM                   05874B107   61,247  1,451,700 SH       SOLE                 1,451,700      0    0
BANK OF AMERICA CORPORATION  COM                   060505104   13,340  1,000,000 SH  CALL SOLE                 1,000,000      0    0
BARNES GROUP INC             NOTE 3.750% 8/0       067806AB5   12,445 11,739,000 PRN      SOLE                11,739,000      0    0
CHARLES RIV LABS INTL INC    COM                   159864107   80,747  2,271,990 SH       SOLE                 2,271,990      0    0
CORELOGIC INC                COM                   21871D103    4,481    241,977 SH       SOLE                   241,977      0    0
CUBIST PHARMACEUTICALS INC   NOTE 2.250% 6/1       229678AC1    5,719  5,639,000 PRN      SOLE                 5,639,000      0    0
D R HORTON INC               COM                   23331A109   11,930  1,000,000 SH  PUT  SOLE                 1,000,000      0    0
DAVITA INC                   COM                   23918K108   60,435    869,700 SH       SOLE                   869,700      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C             25470F302   46,413  1,265,000 SH       SOLE                 1,265,000      0    0
EASTMAN KODAK CO             NOTE 7.000% 4/0       277461BJ7    7,827  7,500,000 PRN      SOLE                 7,500,000      0    0
EXCO RESOURCES INC           COM                   269279402   39,811  2,050,000 SH       SOLE                 2,050,000      0    0
FORD MTR CO DEL              *W EXP 01/01/201      345370134   16,564  2,050,000 SH       SOLE                 2,050,000      0    0
GENERAL CABLE CORP DEL NEW   NOTE 0.875%11/1       369300AD0    6,380  6,500,000 PRN      SOLE                 6,500,000      0    0
GENZYME CORP                 COM                   372917104   11,250    158,000 SH       SOLE                   158,000      0    0
GENZYME CORP                 COM                   372917104   67,526    948,400 SH  CALL SOLE                   948,400      0    0
HANCOCK HLDG CO              COM                   410120109    7,286    209,000 SH       SOLE                   209,000      0    0
HEALTH CARE REIT INC         NOTE 4.750% 7/1       42217KAQ9   12,561 11,355,000 PRN      SOLE                11,355,000      0    0
HESS CORP                    COM                   42809H107    7,654    100,000 SH  CALL SOLE                   100,000      0    0
INTERPUBLIC GROUP COS INC    NOTE 4.250% 3/1       460690BA7   19,420 17,500,000 PRN      SOLE                17,500,000      0    0
JPMORGAN CHASE & CO          COM                   46625H100   16,968    400,000 SH  CALL SOLE                   400,000      0    0
KROGER CO                    COM                   501044101   22,360  1,000,000 SH       SOLE                 1,000,000      0    0
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0       501242AT8    4,808  5,000,000 PRN      SOLE                 5,000,000      0    0
LDK SOLAR CO LTD             NOTE 4.750% 4/1       50183LAB3   24,693 25,000,000 PRN      SOLE                25,000,000      0    0
LENNAR CORP                  CL A                  526057104   18,750  1,000,000 SH  PUT  SOLE                 1,000,000      0    0
LIBERTY MEDIA CORP           DEB 3.500% 1/1        530715AN1   19,637 35,500,000 PRN      SOLE                35,500,000      0    0
LIBERTY MEDIA CORP           DEB 4.000%11/1        530715AG6    5,196  9,113,000 PRN      SOLE                 9,113,000      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A         53071M302   24,753    395,670 SH       SOLE                   395,670      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF        57060U100   53,885    876,600 SH       SOLE                   876,600      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF        57060U100    6,147    100,000 SH  CALL SOLE                   100,000      0    0
MEAD JOHNSON NUTRITION CO    COM                   582839106   19,986    321,062 SH       SOLE                   321,062      0    0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0       58470KAA2   17,530 16,578,000 PRN      SOLE                16,578,000      0    0
MONSANTO CO NEW              COM                   61166W101   94,014  1,350,000 SH  CALL SOLE                 1,350,000      0    0
NEWS CORP                    CL A                  65248E104  116,668  8,012,900 SH       SOLE                 8,012,900      0    0
NORTHROP GRUMMAN CORP        COM                   666807102   45,346    700,000 SH  CALL SOLE                   700,000      0    0
NUVASIVE INC                 NOTE 2.250% 3/1       670704AB1   19,484 20,000,000 PRN      SOLE                20,000,000      0    0
OCWEN FINL CORP              COM NEW               675746309    9,879  1,035,500 SH       SOLE                 1,035,500      0    0
OIL SVC HOLDRS TR            DEPOSTRY RCPT         678002106    6,802     48,400 SH       SOLE                    48,400      0    0
ON SEMICONDUCTOR CORP        NOTE 4/1              682189AE5    8,410  7,500,000 PRN      SOLE                 7,500,000      0    0
ON SEMICONDUCTOR CORP        NOTE 1.875%12/1       682189AD7   35,089 23,500,000 PRN      SOLE                23,500,000      0    0
POTASH CORP SASK INC         COM                   73755L107   42,733    276,000 SH       SOLE                   276,000      0    0
POTASH CORP SASK INC         COM                   73755L107   46,449    300,000 SH  CALL SOLE                   300,000      0    0
POTASH CORP SASK INC         COM                   73755L107   54,191    350,000 SH  PUT  SOLE                   350,000      0    0
QUICKSILVER RESOURCES INC    COM                   74837R104   43,115  2,925,000 SH       SOLE                 2,925,000      0    0
RF MICRODEVICES INC          NOTE 0.750% 4/1       749941AG5    4,991  4,500,000 PRN      SOLE                 4,500,000      0    0
RF MICRODEVICES INC          NOTE 1.000% 4/1       749941AJ9   13,267 11,757,000 PRN      SOLE                11,757,000      0    0
SAFEWAY INC                  COM NEW               786514208   11,245    500,000 SH       SOLE                   500,000      0    0
SEARS HLDGS CORP             COM                   812350106   36,447    494,200 SH       SOLE                   494,200      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY        81369Y506   30,576    448,000 SH       SOLE                   448,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL          81369Y605   23,000  1,442,000 SH       SOLE                 1,442,000      0    0
SEMPRA ENERGY                COM                   816851109   59,607  1,135,800 SH       SOLE                 1,135,800      0    0
SMITH & WESSON HLDG CORP     NOTE 4.000%12/1       831756AB7    1,493  1,500,000 PRN      SOLE                 1,500,000      0    0
SPDR GOLD TRUST              GOLD SHS              78463V107  121,380    875,000 SH       SOLE                   875,000      0    0
SPDR GOLD TRUST              GOLD SHS              78463V107   70,747    510,000 SH  PUT  SOLE                   510,000      0    0
SUNCOR ENERGY INC NEW        COM                   867224107   24,889    650,000 SH  CALL SOLE                   650,000      0    0
TALECRIS BIOTHERAPEUTICS HLD COM                   874227101   15,961    685,000 SH       SOLE                   685,000      0    0
TFS FINL CORP                COM                   87240R107   36,080  4,000,000 SH       SOLE                 4,000,000      0    0
UAL CORP                     NOTE 4.500% 6/3       902549AH7    4,628  4,500,000 PRN      SOLE                 4,500,000      0    0
UAL CORP                     DBCV 5.000% 2/0       902549AE4   11,028 11,000,000 PRN      SOLE                11,000,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                       SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS       CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
VERIFONE SYS INC             NOTE 1.375% 6/1       92342YAB5   16,358 15,100,000 PRN      SOLE                15,100,000      0    0
WELLS FARGO & CO NEW         COM                   949746101   12,396    400,000 SH  CALL SOLE                   400,000      0    0
YAHOO INC                    COM                   984332106   21,453  1,290,000 SH       SOLE                 1,290,000      0    0
YAHOO INC                    COM                   984332106   16,630  1,000,000 SH  CALL SOLE                 1,000,000      0    0